Guarantees, commitments and risks - Expected payments for liabilities, trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt and derivatives
Guarantees, commitments and risks
Financial liabilities	€ 41,011	€ 46,342
Debt and derivatives | within 1 year
Guarantees, commitments and risks
Financial liabilities	17,222	18,033
Debt and derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Financial liabilities	2,924	5,030
Debt and derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Financial liabilities	3,136	2,898
Debt and derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Financial liabilities	3,717	3,124
Debt and derivatives | Later than four years and not later than five years
Guarantees, commitments and risks
Financial liabilities	2,274	4,414
Debt and derivatives | beyond 5 years
Guarantees, commitments and risks
Financial liabilities	11,738	12,843
Long-term debt and current portion of long-term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	22,333	25,708
Long-term debt and current portion of long-term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	2,883	1,903
Long-term debt and current portion of long-term debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,339	4,339
Long-term debt and current portion of long-term debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,640	2,272
Long-term debt and current portion of long-term debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	3,298	2,616
Long-term debt and current portion of long-term debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,927	3,910
Long-term debt and current portion of long-term debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	9,246	10,668
Short term debt
Guarantees, commitments and risks
Non-derivative financial liabilities	4,446	2,299
Short term debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	4,446	2,299
Long-term and current portion of long-term lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	4,904	5,309
Long-term and current portion of long-term lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	851	920
Long-term and current portion of long-term lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	584	688
Long-term and current portion of long-term lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	445	565
Long-term and current portion of long-term lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	365	508
Long-term and current portion of long-term lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	347	481
Long-term and current portion of long-term lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	2,312	2,147
Derivatives
Guarantees, commitments and risks
Derivative financial liabilities	9,328	13,026
Derivatives | within 1 year
Guarantees, commitments and risks
Derivative financial liabilities	9,042	12,911
Derivatives | Later than one year and not later than two years
Guarantees, commitments and risks
Derivative financial liabilities	1	3
Derivatives | Later than two years and not later than three years
Guarantees, commitments and risks
Derivative financial liabilities	51	61
Derivatives | Later than three years and not later than four years
Guarantees, commitments and risks
Derivative financial liabilities	54
Derivatives | Later than four years and not later than five years
Guarantees, commitments and risks
Derivative financial liabilities		23
Derivatives | beyond 5 years
Guarantees, commitments and risks
Derivative financial liabilities	180	28
Interest on finance debt and lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	4,533	4,636
Interest on finance debt and lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	825	757
Interest on finance debt and lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	703	709
Interest on finance debt and lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	643	600
Interest on finance debt and lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	530	543
Interest on finance debt and lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	431	441
Interest on finance debt and lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	1,401	1,586
Interest on finance debt
Guarantees, commitments and risks
Non-derivative financial liabilities	2,908	2,873
Interest on finance debt | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	590	475
Interest on finance debt | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	494	462
Interest on finance debt | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	459	386
Interest on finance debt | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	365	359
Interest on finance debt | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	284	286
Interest on finance debt | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	716	905
Interest on lease liabilities
Guarantees, commitments and risks
Non-derivative financial liabilities	1,625	1,763
Interest on lease liabilities | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	235	282
Interest on lease liabilities | Later than one year and not later than two years
Guarantees, commitments and risks
Non-derivative financial liabilities	209	247
Interest on lease liabilities | Later than two years and not later than three years
Guarantees, commitments and risks
Non-derivative financial liabilities	184	214
Interest on lease liabilities | Later than three years and not later than four years
Guarantees, commitments and risks
Non-derivative financial liabilities	165	184
Interest on lease liabilities | Later than four years and not later than five years
Guarantees, commitments and risks
Non-derivative financial liabilities	147	155
Interest on lease liabilities | beyond 5 years
Guarantees, commitments and risks
Non-derivative financial liabilities	685	681
Guarantees
Guarantees, commitments and risks
Non-derivative financial liabilities	1,668	1,599
Guarantees | within 1 year
Guarantees, commitments and risks
Non-derivative financial liabilities	€ 1,668	€ 1,599